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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORTS

JUNE 30, 2004

                        TACTICAL GROWTH AND INCOME
                        STOCK ACCOUNT FOR VARIABLE ANNUITIES

                        TACTICAL SHORT-TERM
                        BOND ACCOUNT FOR VARIABLE ANNUITIES

                        TACTICAL AGGRESSIVE
                        STOCK ACCOUNT FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

[LOGO OF TIMCO]                 The Travelers Investment Management Company
A member of citigroup [LOGO]    ("TIMCO") provides equity management and
                                advisory services for the following Travelers
                                Life & Annuity Variable Products Separate
                                Accounts ("Accounts") contained in this report:
                                Tactical Growth and Income Stock Account for
                                Variable Annuities, Tactical Short-Term Bond
                                Account for Variable Annuities and Tactical
                                Aggressive Stock Account for Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

CHAIRMAN'S LETTER..............................................................1

TACTICAL GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES.........................................................3

TACTICAL SHORT-TERM BOND ACCOUNT FOR
VARIABLE ANNUITIES............................................................13

TACTICAL AGGRESSIVE STOCK ACCOUNT FOR
VARIABLE ANNUITIES............................................................19

BOARD OF MANAGERS AND OFFICERS................................................30

                       This page intentionally left blank

TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDER,

Both the stock and bond markets switched gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news - solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates - largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance also was hampered by heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("The Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth to help maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected, the central bank edged up its federal funds target rate(i) from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished on a flat note. However, mortgage-backed securities, U.S. Agencies, and corporate issues in general held up better than those of U.S. Treasury bonds(ii) on a total return basis. Signs during the period of economic recovery, which is favorable for corporate earnings and the credit environment, helped the high-yield market outperform Treasuries.(iii) Yields on most money market instruments, particularly those with longer maturities, rose during the second half of the period.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(iv) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

Effective June 28, 2004, a team of individuals employed by Travelers Investment Management Company (TIMCO) assumed the functions formerly administered by Sandip Bhagat as Portfolio Manager of Tactical Growth and Income Stock Account for Variable Annuities.

Effective June 28, 2004, a team of individuals employed by Travelers Investment Management Company (TIMCO) assumed the functions formerly administered by Sandip Bhagat as Portfolio Manager of Tactical Aggressive Stock Account for Variable Annuities.

INFORMATION ON YOUR TRAVELERS LIFE & ANNUITY VARIABLE PRODUCTS SEPARATE ACCOUNTS

In recent months several issues in the mutual fund and variable insurance industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing, and other mutual fund and variable product issues in connection with various investigations. The Accounts have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

JULY 16, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note that an investor cannot invest directly in an index.

--------
(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii) Government bonds are guaranteed by the full faith and credit of the United States government as to timely payment of principal and interest. Government bonds do fluctuate in price.
(iii) Based upon Citigroup total rate of return indices that reflect the performance for each respective category of fixed-income securities over the six months ending June 30, 2004.
(iv) Source: June 2004 Consumer Confidence Index, The Conference Board.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2004

ASSETS:
  Investment securities, at fair value (cost $79,228,716) .......    $88,397,029
  Receivables:
    Dividends ...................................................         74,568
    Investment securities sold ..................................          1,271
    Purchase payments and transfers from other funding options ..         31,853
    Variation on futures margin .................................         10,350
                                                                     -----------

      Total Assets ..............................................     88,515,071
                                                                     -----------

LIABILITIES:
  Cash overdraft ................................................             81
  Payables:
    Investment securities purchased .............................        157,286
    Contract surrenders and transfers to other funding options ..         25,643
    Investment management and advisory fees .....................          3,874
    Asset Allocation fees .......................................         14,978
    Insurance charges ...........................................         14,978
  Accrued liabilities ...........................................             47
                                                                     -----------

      Total Liabilities .........................................        216,887
                                                                     -----------

NET ASSETS:
  (Applicable to 22,451,369 units outstanding at $3.933 per unit)    $88,298,184
                                                                     ===========

                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Dividends .......................................................    $   491,446
  Interest ........................................................         17,878
                                                                       -----------
    Total income ..................................................                   $   509,324

EXPENSES:
  Asset Allocation fees ...........................................        433,336
  Investment management and advisory fees .........................        112,078
  Insurance charges ...............................................        433,336
                                                                       -----------

    Total expenses ................................................                       978,750
                                                                                      -----------

      Net investment income (loss) ................................                      (469,426)
                                                                                      -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................     39,105,167
    Cost of investment securities sold ............................     37,619,152
                                                                       -----------

      Net Realized gain (loss) ....................................                     1,486,015

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at June 30, 2004 .........................      9,168,313
  Unrealized gain (loss) at December 31, 2003 .....................      8,050,712
                                                                       -----------

    Net change in unrealized gain (loss) for the period ...........                     1,117,601
                                                                                      -----------

      Net realized gain (loss) and change in unrealized gain (loss)                     2,603,616
                                                                                      -----------

  Net increase (decrease) in net assets resulting from operations .                   $ 2,134,190
                                                                                      ===========

                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                                 JUNE 30,        DECEMBER 31,
                                                                                   2004              2003
                                                                                   ----              ----
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $    (469,426)    $  (1,112,881)
  Net realized gain (loss) from investment security transactions .........        1,486,015        (5,913,697)
  Net change in unrealized gain (loss) on investment securities ..........        1,117,601        24,586,187
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......        2,134,190        17,559,609
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 986,868 and 3,041,739 units, respectively) ............        3,830,697        10,012,188
  Participant transfers from other funding options
    (applicable to 141,170 and 1,024,337 units, respectively) ............          548,531         3,286,972
  Asset allocation transfers from other allocation options
    (applicable to 5,152,520 units) ......................................       20,137,935                --
  Administrative charges
    (applicable to 20,073 and 43,456 units, respectively) ................          (78,462)         (152,490)
  Contract surrenders
    (applicable to 995,790 and 4,020,758 units, respectively) ............       (3,861,520)      (13,376,018)
  Participant transfers to other funding options
    (applicable to 374,797 and 1,458,022 units, respectively) ............       (1,454,182)       (4,724,746)
  Asset allocation transfers to other allocation options
    (applicable to 19,984,976 units) .....................................               --       (64,754,479)
  Other payments to participants
    (applicable to 28,948 and 130,461 units, respectively) ...............         (112,502)         (429,003)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions       19,010,497       (70,137,576)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................       21,144,687       (52,577,967)

NET ASSETS:
  Beginning of period ....................................................       67,153,497       119,731,464
                                                                              -------------     -------------

  End of period ..........................................................    $  88,298,184     $  67,153,497
                                                                              =============     =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      Tactical Growth and Income Stock Account for Variable Annuities, (formerly The Travelers Timed Growth and Income Stock Account for Variable Annuities), ("Account TGIS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

      OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at June 30, 2004.

      REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at June 30, 2004.

      FEDERAL INCOME TAXES. The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $38,359,118 and $19,042,315, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $19,956,007 and $19,961,000, respectively, for the six months ended June 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At June 30, 2004, Account TGIS held nine open S&P 500 Stock Index futures contracts expiring in September, 2004. The underlying face value, or notional value, of these contracts at June 30, amounted to $2,565,900. In connection with these contracts, short-term investments with a par value of $700,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were $101,852 and ($393,298) for the six months ended June 30, 2004 and the year ended December 31, 2003 respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2004 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets. These fees are paid to The Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

      An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TGIS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TGIS.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $35,613 and $125,854 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

4.    SUPPLEMENTARY INFORMATION

      (Selected data for a unit outstanding throughout each period.)

                                                                  SIX
                                                                 MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    ------------------------------------------------------
                                                                  2004        2003        2002        2001        2000       1999
                                                                  ----        ----        ----        ----        ----       ----
SELECTED PER UNIT DATA:
  Total investment income ....................................  $  .028     $  .056     $  .052     $  .064     $  .094    $  .076
  Operating expenses .........................................     .054        .094        .097        .117        .145       .136
                                                                -------     -------     -------     -------     -------    -------

  Net investment income (loss) ...............................    (.026)      (.038)      (.045)      (.053)      (.051)     (.060)

  Unit value at beginning of period ..........................    3.818       3.057       3.914       4.679       5.394      4.468
  Net realized and change in unrealized gains (losses) .......     .141        .799       (.812)      (.712)      (.664)      .986
                                                                -------     -------     -------     -------     -------    -------

  Unit value at end of period ................................  $ 3.933     $ 3.818     $ 3.057     $ 3.914     $ 4.679    $ 5.394
                                                                =======     =======     =======     =======     =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ......................  $   .12     $   .76     $  (.86)    $  (.77)    $  (.72)   $   .93
  Ratio of operating expenses to average net assets* .........     2.82%       2.82%       2.82%       2.82%       2.82%      2.82%
  Ratio of net investment income (loss) to average net assets*    (1.35)%     (1.14)%     (1.27)%     (1.30)%      (.98)%    (1.25)%
  Number of units outstanding at end of period (thousands) ...   22,451      17,590      39,162      38,818      27,691     26,010
  Portfolio turnover rate ....................................       28%         68%         84%         59%         59%        51%

*     Annualized

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2004

                                                  NO. OF            FAIR
                                                  SHARES            VALUE
                                               -----------     --------------
COMMON STOCK (96.0%)

AEROSPACE (0.8%)
  Boeing Co.                                        4,824      $      246,458
  General Dynamics                                  4,332             430,168
                                                               --------------
                                                                      676,626
                                                               --------------
AUTOMOTIVE (1.7%)
  Ford Motor Co.                                   26,500             414,725
  General Motors Corp.                             10,774             501,961
  Harley-Davidson                                   9,998             619,276
                                                               --------------
                                                                    1,535,962
                                                               --------------
BANKING (7.7%)
  Bank of America Corp.                            21,522           1,821,192
  BANK ONE Corp.                                   10,314             526,014
  Capital One Financial Corp.                       7,041             481,464
  First Horizon National                               33               1,501
  J.P. Morgan Chase & Co.                          23,252             901,480
  KeyCorp                                           3,543             105,900
  Marshall & Ilsley Corp.                           3,043             118,951
  MBNA Corp.                                       18,388             474,227
  National City Corp.                              11,032             386,230
  U. S. Bancorp                                     8,511             234,563
  Wachovia Corp.                                   17,573             781,999
  Washington  Mutual, Inc.                          2,198              84,931
  Wells Fargo & Co.                                16,339             935,081
                                                               --------------
                                                                    6,853,533
                                                               --------------
BEVERAGE (2.7%)
  Anheuser-Busch Cos.                               1,807              97,578
  Brown-Forman Corp                                 2,093             101,029
  Coca-Cola Co.                                    19,828           1,000,918
  Coca-Cola Enterprises Inc.                       10,913             316,368
  PepsiCo, Inc.                                    16,219             873,880
                                                               --------------
                                                                    2,389,773
                                                               --------------
BROKERAGE (2.8%)
  Bear Stearns Cos.                                 5,985             504,595
  Goldman Sachs Group, Inc.                         6,810             641,230
  Lehman Brothers Holding, Inc.                     4,978             374,595
  Merrill Lynch & Co.                               6,332             341,801
  Morgan Stanley                                   11,069             584,111
                                                               --------------
                                                                    2,446,332
                                                               --------------
BUILDING MATERIALS (0.2%)
  Masco Corp.                                       6,002             187,142
                                                               --------------

CAPITAL GOODS (1.9%)
  Danaher Corp.                                    11,327             587,305
  Deere & Co.                                       8,303             582,372
  Dover Corp.                                       6,376             268,430
  Eaton Corp.                                       1,643             106,368
  Nucor Corp.                                       1,068              81,980
                                                               --------------
                                                                    1,626,455
                                                               --------------
CHEMICALS (1.2%)
  Dow Chemical Co.                                  9,346             380,382
  E.I. duPont de Nemours & Co.                      3,501             155,514
  Ecolab Inc.                                       6,020             190,834
  Monsanto Co.                                      9,152             352,352
                                                               --------------
                                                                    1,079,082
                                                               --------------
CONGLOMERATES (3.9%)
  General Electric Co.                             73,130           2,369,412
  Honeywell International, Inc.                    12,296             450,402
  3M Co.                                            1,135             102,161
  Tyco International Ltd.                          16,860             558,742
                                                               --------------
                                                                    3,480,717
                                                               --------------
CONSTRUCTION MACHINERY (0.6%)
  Ingersoll-Rand Co.                                7,726             527,763
                                                               --------------

CONSUMER (2.5%)
  Avery Dennison Corp.                              2,114             135,317
  Ball Corp.                                        2,350             146,006
  Black & Decker Corp.                              2,705             158,107
  Colgate-Palmolive Co.                             4,062             267,605
  Kimberly Clark Corp.                             21,016           1,144,111
  Procter & Gamble Co.                              1,816             130,843
  Sealed Air (A)                                    4,529             241,260
                                                               --------------
                                                                    2,223,249
                                                               --------------
DEFENSE (0.7%)
  Lockheed Martin Corp.                             5,012             261,025
  Northrop Grumman Corp.                            6,532             350,768
                                                               --------------
                                                                      611,793
                                                               --------------
ENTERTAINMENT (3.6%)
  Carnival Corp.                                   14,999             704,953
  Electronic Arts (A)                               7,021             382,539
  Fox Entertainment Group (A)                       9,473             252,929
  Harrah's Entertainment                            8,790             475,539
  Viacom, Inc.                                     19,672             702,684
  Walt Disney Co.                                  27,720             706,583
                                                               --------------
                                                                    3,225,227
                                                               --------------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                  NO. OF            FAIR
                                                  SHARES            VALUE
                                               -----------     --------------
FINANCE (1.8%)
  American Express Co.                             14,688      $      754,669
  Countrywide Financial                             6,844             480,791
  Principal Financial Group                         4,989             173,517
  Providian Financial (A)                          10,323             151,438
                                                               --------------
                                                                    1,560,415
                                                               --------------
FOOD (1.9%)
  Archer-Daniels-Midland Co.                       19,617             329,173
  Hormel Foods                                      2,854              88,759
  Kellogg Co.                                       1,656              69,304
  McDonald's Corp.                                 16,658             433,108
  Sara Lee Corp.                                   17,076             392,577
  Yum Brands                                        9,903             368,590
                                                               --------------
                                                                    1,681,511
                                                               --------------
HEALTHCARE (3.3%)
  Abbott Laboratories                               5,643             230,009
  Aetna Inc.                                        6,247             530,995
  Anthem Inc. (A)                                   3,235             289,727
  Becton, Dickinson                                 9,090             470,862
  Cardinal Health                                   1,369              95,898
  Caremark Rx (A)                                   5,112             168,389
  Genentech, Inc.  (A)                              3,331             187,202
  Hospira, Inc. (A)                                   709              19,568
  Medco Health Solutions (A)                        2,275              85,313
  UnitedHealth Group, Inc.                         11,560             719,610
  Wellpoint Health Networks (A)                       890              99,689
                                                               --------------
                                                                    2,897,262
                                                               --------------
HOME CONSTRUCTION (0.8.%)
  K.B. HOME                                         4,934             338,620
  Pulte Homes                                       6,745             350,942
                                                               --------------
                                                                      689,562
                                                               --------------
INDEPENDENT ENERGY (0.4%)
  Burlington Resources                              7,050             255,069
  Devon Energy                                      1,320              87,120
                                                               --------------
                                                                      342,189
                                                               --------------
INSURANCE (6.6%)
  Ace Limited                                       2,382             100,711
  AFLAC Inc.                                        4,315             176,095
  Allstate Corp.                                   12,859             598,587
  Ambac Financial Group                             4,653             341,716
  American International Group                     21,236           1,513,702
  Aon Corp.                                         4,179             118,976
  Chubb Corp.                                       7,569             516,054
  CIGNA Corp.                                       3,108             213,861
  Hartford Financial Services Group                 1,724             118,508
  Jefferson-Pilot Corp.                             3,495             177,546
  Lincoln National Corp.                            1,576              74,466
  Marsh & McLennan Co.                              7,814             354,599
  MetLife Inc.                                     12,193             437,119
  MGIC Investment Corp.                             2,989             226,746
  Progressive Corp.                                 2,602             221,951
  Prudential Financial                             13,660             634,780
                                                               --------------
                                                                    5,825,417
                                                               --------------
INTEGRATED ENERGY (4.7%)
  Anadarko Peteroleum                            2,399.00             140,581
  ChevronTexaco Corp.                            8,666.00             815,557
  ConocoPhillips                                    5,637             430,047
  Exxon Mobil Corp.                                53,492           2,375,580
  Marathon Oil                                      5,251             198,698
  Occidental Petroleum                              3,178             153,847
                                                               --------------
                                                                    4,114,310
                                                               --------------
LODGING (0.5%)
  Marriott International                            7,819             390,012
  Starwood Hotels & Resorts                         1,432              64,225
                                                               --------------
                                                                      454,237
                                                               --------------
MEDIA (0.8%)
  Comcast Corp. (Class A) (A)                       7,047             197,880
  Gannett Co.                                       3,805             322,854
  Time Warner Inc. (A)                             12,061             212,032
                                                               --------------
                                                                      732,766
                                                               --------------
METALS (1.2%)
  Alcoa, Inc.                                      17,734             585,754
  Pactiv Corp. (A)                                 18,783             468,448
                                                               --------------
                                                                    1,054,202
                                                               --------------
NATURAL GAS DISTRIBUTORS (0.7%)
  KeySpan Corp.                                     8,393             308,023
  Kinder Morgan                                     5,146             305,106
  National Fuel Gas                                 2,082              52,050
                                                               --------------
                                                                      665,179
                                                               --------------
OIL FIELD (0.8%)
  Baker Hughes, Inc.                                3,964             149,245
  Halliburton Co.                                   3,339             101,038
  Schlumberger Ltd.                                 5,501             349,369
  Transocean, Inc. (A)                              3,606             104,358
                                                               --------------
                                                                      704,010
                                                               --------------
PAPER (0.4%)
  Georgia-Pacific Corp.                             3,009             111,273
  International Paper Co.                           4,031             180,186
  Weyerhaeuser Co.                                  1,697             107,115
                                                               --------------
                                                                      398,574
                                                               --------------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                  NO. OF            FAIR
                                                  SHARES            VALUE
                                               -----------     --------------
PHARMACEUTICALS (7.2%)
  AmerisourceBergen Corp.                           2,830      $      169,177
  Amgen, Inc. (A)                                  10,540             575,221
  Eli Lilly & Co.                                   7,195             503,002
  Forest Labs (A)                                   5,667             320,922
  Johnson & Johnson                                28,833           1,605,998
  Merck & Co., Inc.                                12,288             583,680
  Pfizer, Inc.                                     67,710           2,321,099
  Wyeth                                             7,481             270,513
                                                               --------------
                                                                    6,349,612
                                                               --------------
RAILROADS (0.1%)
  Norfolk Southern                                  2,867              76,033
                                                               --------------

REFINING (0.4%)
  Newmont Mining Corp.                              3,309             128,257
  Sunoco Inc.                                       1,312              83,469
  Valero Energy                                     1,553             114,549
                                                               --------------
                                                                      326,275
                                                               --------------
RETAILERS (6.4%)
  AutoZone, Inc. (A)                                  974              78,017
  Best Buy                                          5,226             265,167
  Big Lots (A)                                     15,552             224,882
  Costco Wholesale (A)                              3,689             151,839
  CVS Corp.                                         3,826             160,769
  Federated Department Stores, Inc.                 2,115             103,847
  Gap Inc.                                          5,677             137,667
  Home Depot, Inc.                                 29,577           1,041,110
  Jones Apparel Group                               1,191              47,021
  Limited Brands                                    7,928             148,254
  Lowe's Cos.                                       3,224             169,421
  Staples Inc.                                     13,450             394,287
  Target Corp.                                     16,145             685,678
  Toys R Us (A)                                    12,138             193,965
  Walgreen Co                                       9,392             340,084
  Wal-Mart Stores                                  27,784           1,465,884
                                                               --------------
                                                                    5,607,892
                                                               --------------
SERVICES (3.5%)
  Biogen Idec (A)                                   5,295             335,094
  Boston Scientific Corp. (A)                      16,886             722,721
  Cendant Corp.                                     8,809             215,644
  eBay Inc. (A)                                     6,463             594,596
  KLA-Tencor Corp.  (A)                             5,074             250,630
  Medtronic, Inc.                                   7,302             355,753
  Yahoo Inc.  (A)                                  16,537             601,533
                                                               --------------
                                                                    3,075,971
                                                               --------------

TECHNOLOGY (15.1%)
  Advanced Micro Devices (A)                       14,345             228,086
  Analog Devices, Inc.                              8,866             417,411
  Autodesk                                          5,723             244,944
  BMC Software Inc. (A)                             8,068             149,258
  Cisco Systems, Inc. (A)                          62,399           1,479,168
  Comverse Technology (A)                          13,964             277,185
  Cooper Industries Ltd.                            4,600             273,286
  Corning Inc. (A)                                 11,368             148,466
  Dell Inc. (A)                                    15,443             554,944
  EMC Corp. (A)                                     6,200              70,680
  Fiserv Inc.  (A)                                  2,085              81,054
  Gateway Inc.  (A)                                19,769              88,961
  Hewlett Packard Co.                              18,047             380,792
  Intel Corp.                                      45,846           1,265,579
  International Business Machines Corp.            13,166           1,160,583
  ITT Industries                                    2,752             228,416
  Jabil Circuit (A)                                 7,802             196,454
  Micron Technology, Inc. (A)                      17,056             261,127
  Microsoft                                        93,138           2,660,487
  Motorola, Inc.                                   30,181             550,803
  NCR Corp. (A)                                     4,410             218,692
  Nvidia Corp. (A)                                  9,971             204,356
  Oracle Corp. (A)                                 29,311             351,292
  Pentair, Inc.                                     8,864             298,185
  QUALCOMM, Inc.                                    5,922             432,632
  Scientific-Atlanta, Inc.                          8,456             291,732
  Texas Instruments, Inc.                          16,005             387,001
  Thomas & Betts Corp.                              7,389             201,202
  VERITAS Software Corp. (A)                        9,203             255,383
                                                               --------------
                                                                   13,358,159
                                                               --------------
TELECOMMUNICATIONS (2.8%)
  AT&T Wireless Services (A)                        4,288              61,404
  BellSouth Corp.                                  21,225             556,520
  CenturyTel, Inc.                                  2,143              64,376
  NEXTEL Communications (A)                        19,790             527,700
  SBC Communications, Inc.                         15,565             377,451
  Sprint Corp. - PCS Group                         19,030             334,928
  Verizon Communications                           16,600             600,754
                                                               --------------
                                                                    2,523,133
                                                               --------------
TEXTILE (0.7%)
  NIKE, Inc.                                        8,100             613,575
                                                               --------------

TOBACCO (1.3%)
  Altria Group                                     16,372             819,419
  Fortune Brands                                    4,542             342,603
                                                               --------------
                                                                    1,162,022
                                                               --------------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                  NO. OF            FAIR
                                                  SHARES            VALUE
                                               -----------     --------------
TRANSPORTATION SERVICES (1.1%)
  PACCAR Inc.                                       5,813      $      336,631
  United Parcel                                     9,078             682,393
                                                               --------------
                                                                    1,019,024
                                                               --------------
U.S. AGENCY (1.2%)
  Federal Association National Mortgage            10,184             726,730
  Federal Home Loan Mortgage Corp.                  5,399             341,757
                                                               --------------
                                                                    1,068,487
                                                               --------------
UTILITIES (2.0%)
  Ameren Corp.                                     10,688             342,016
  Constellation Energy Group                        8,022             304,034
  Edison International                              7,953             203,358
  Exelon Corp.                                      9,628             320,516
  FirstEnergy Corp.                                 9,089             340,020
  Public Service Enterprise                         2,288              91,589
  Southern Co.                                      4,670             136,131
                                                               --------------
                                                                    1,737,664
                                                               --------------

TOTAL COMMON STOCKS
  (COST $75,732,610)                                               84,901,135
                                                               --------------

                                                PRINCIPAL
                                                 AMOUNT
                                              ------------
SHORT-TERM  INVESTMENTS (4.0%)
COMMERCIAL PAPER (3.2%)
  American Express Credit Corp.,
    due July 8, 2004                          $ 1,000,000             999,699
  Clippers Receivables Corp.,
    due July 1, 2004                            1,797,000           1,797,000
                                                               --------------
                                                                    2,796,699
                                                               --------------
U.S. TREASURY (0.8%)
  United States of America Treasury,
    1.00% due August 5, 2004 (B)                  700,000             699,195
                                                               --------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $3,496,106)                                     3,495,894
                                                               --------------

                                                NOTIONAL
                                                  VALUE
                                              ------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
    Exp. September, 2004 (C)                  $ 2,565,900                  --
                                                               --------------

TOTAL INVESTMENTS (100%)
  (COST $79,228,716) (D)                                       $   88,397,029
                                                               ==============

NOTES

(A)   Non-income Producing Security.

(B) Par value of $700,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2004, net unrealized appreciation for all securities was $9,168,313. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $9,850,648 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $682,335.

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2004

ASSETS:
  Investment securities, at fair value (cost $101,464,136) ......    $101,457,223
  Cash ..........................................................             617
  Receivables:
    Interest ....................................................           2,430
    Purchase payments and transfers from other funding options ..          58,768
  Other assets ..................................................               4
                                                                     ------------

      Total Assets ..............................................     101,519,042
                                                                     ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..          35,167
    Investment management and advisory fees .....................           4,477
    Assets allocation fees ......................................          17,308
    Insurance charges ...........................................          17,308
                                                                     ------------

      Total Liabilities .........................................          74,260
                                                                     ------------

NET ASSETS:
  (Applicable to 67,872,376 units outstanding at $1.495 per unit)    $101,444,782
                                                                     ============

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Interest ........................................................                     $    701,470

EXPENSES:
  Asset allocation fees ...........................................    $    825,264
  Investment management and advisory fees .........................         213,447
  Insurance charges ...............................................         825,264
                                                                       ------------

    Total expenses ................................................                        1,863,975
                                                                                        ------------

      Net investment income (loss) ................................                       (1,162,505)
                                                                                        ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................      40,109,536
    Cost of investment securities sold ............................      40,109,503
                                                                       ------------

      Net realized gain (loss) ....................................                               33

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at June 30, 2004 .........................          (6,913)
  Unrealized gain (loss) at December 31, 2003 .....................          (1,394)
                                                                       ------------

    Net change in unrealized gain (loss) for the period ...........                           (5,519)
                                                                                        ------------

      Net realized gain (loss) and change in unrealized gain (loss)                           (5,486)
                                                                                        ------------

  Net increase (decrease) in net assets resulting from operations .                     $ (1,167,991)
                                                                                        ============

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                                 JUNE 30,        DECEMBER 31,
                                                                                   2004              2003
                                                                                   ----              ----
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $  (1,162,505)    $  (1,261,503)
  Net realized gain (loss) from investment security transactions .........               33                 6
  Net change in unrealized gain (loss) on investment securities ..........           (5,519)             (359)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......       (1,167,991)       (1,261,856)
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 6,534,278 and 6,680,244 units, respectively) ..........        9,808,345        10,145,059
  Participant transfers from other funding options
    (applicable to 1,159,711 and 2,032,094 units, respectively) ..........        1,740,500         3,090,492
  Asset allocation transfers from other allocation options
    (applicable to 69,678,427 units) .....................................               --       105,792,106
  Administrative charges
    (applicable to 63,113 and 131,318 units, respectively) ...............          (94,359)         (198,663)
  Contract surrenders
    (applicable to 4,577,708 and 6,479,534 units, respectively) ..........       (6,871,732)       (9,837,154)
  Participant transfers to other funding options
    (applicable to 1,620,732 and 2,110,742 units, respectively) ..........       (2,433,640)       (3,213,043)
  Asset allocation transfers to other allocation options
    (applicable to 23,945,585 units) .....................................      (35,821,422)               --
  Other payments to participants
    (applicable to 112,283 and 139,248 units, respectively) ..............         (168,649)         (211,691)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (33,840,957)      105,567,106
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................      (35,008,948)      104,305,250

NET ASSETS:
  Beginning of period ....................................................      136,453,730        32,148,480
                                                                              -------------     -------------

  End of period ..........................................................    $ 101,444,782     $ 136,453,730
                                                                              =============     =============

                        See Notes to Financial Statements

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      Tactical Short-Term Bond Account for Variable Annuities (formerly The Travelers Timed Short-Term Bond Account for Variable Annuities), ("Account TSB"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at June 30, 2004.

      FEDERAL INCOME TAXES. The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TSB's average net assets. These fees are paid to The Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

      An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TSB is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TSB.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $64,137 and $102,800 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

4.    SUPPLEMENTARY INFORMATION

      (Selected data for a unit outstanding throughout each period.)

                                                                  SIX
                                                                 MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    ------------------------------------------------------
                                                                  2004        2003        2002        2001        2000       1999
                                                                  ----        ----        ----        ----        ----       ----
SELECTED PER UNIT DATA:
  Total investment income ....................................  $  .008     $  .018     $  .028     $  .065     $  .096    $  .076
  Operating expenses .........................................     .021        .043        .044        .044        .042       .041
                                                                -------     -------     -------     -------     -------    -------

  Net investment income (loss) ...............................    (.013)      (.025)      (.016)       .021        .054       .035

  Unit value at beginning of period ..........................    1.508       1.533       1.549       1.527       1.473      1.437
  Net realized and change in unrealized gains (losses) .......       --          --          --        .001          --       .001
                                                                -------     -------     -------     -------     -------    -------

  Unit value at end of period ................................  $ 1.495     $ 1.508     $ 1.533     $ 1.549     $ 1.527    $ 1.473
                                                                =======     =======     =======     =======     =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ......................  $  (.01)    $  (.03)    $  (.02)    $   .02     $   .05    $   .04
  Ratio of operating expenses to average net assets* .........     2.82%       2.82%       2.82%       2.82%       2.82%      2.82%
  Ratio of net investment income (loss) to average net assets*    (1.76)%     (1.67)%     (1.04)%      1.37%       3.61%      2.38%
  Number of units outstanding at end of period (thousands) ...   67,872      90,498      20,968      23,384      75,112    109,666

*     Annualized

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2004

                                                                                   PRINCIPAL                 FAIR
                                                                                    AMOUNT                   VALUE
                                                                                -------------           -------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (76.8%)
  Aegon Funding Corp., due July 1, 2004..............................           $   3,000,000           $   2,999,793
  Aegon Funding Corp., due July 2, 2004..............................               3,800,000               3,796,956
  American Express Credit Corp., due July 4, 2004....................               2,157,000               2,156,351
  American General Financial Corp., due July 3, 2004.................               6,654,000               6,650,806
  BMW U.S. Capital Corp., due July 5, 2004...........................               5,024,000               5,018,735
  Galleon Capital Corp., due July 8, 2004............................               6,560,000               6,559,547
  Johnson Controls, due July 9, 2004.................................               4,476,000               4,476,000
  Morgan Stanley Dean Witter & Co., due July 10, 2004................               3,805,000               3,801,952
  Nestle Capital Corp., due July 11, 2004............................               5,028,000               5,027,613
  Nordea North America Inc., due July 12, 2004.......................               2,429,000               2,427,576
  Pfizer Inc., due July 13, 2004.....................................               6,719,000               6,710,937
  Siemens Capital Corp., due July 14, 2004...........................               6,804,000               6,802,204
  Stadshypotek Delaware, Inc., due July 15, 2004.....................               1,900,000               1,897,422
  UBS Financial, Inc., due July 16, 2004.............................               5,017,000               5,016,654
  Victory Receivables Corp., due July 17, 2004.......................               5,029,000               5,026,053
  Wells Fargo Bank NA, 1.08% due July 18, 2004.......................               2,700,000               2,699,892
  Windmill Funding Corp., due July 19, 2004..........................               6,807,000               6,804,951
                                                                                                        -------------
                                                                                                           77,873,442
                                                                                                        -------------
UNITED STATES AGENCY SECURITIES (23.2%)
  Federal Home Loan, due July 6, 2004................................              15,000,000              14,989,500
  Federal Home Loan Mortgage Corp., due July 7, 2004.................               8,600,000               8,594,281
                                                                                                        -------------
                                                                                                           23,583,781
                                                                                                        -------------

TOTAL INVESTMENTS (100%)
  (COST $101,464,136)................................................                                   $ 101,457,223
                                                                                                        =============

                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2004

ASSETS:
  Investment securities, at fair value (cost $76,809,678) ......    $90,405,786
  Cash .........................................................            686
  Receivables:
    Dividends ..................................................         47,735
    Investment securities sold .................................      4,212,722
    Purchase payments and transfers from other funding options .         96,815
    Variation on futures margin ................................         71,460
  Other assets .................................................              5
                                                                    -----------

      Total Assets .............................................     94,835,209
                                                                    -----------

LIABILITIES:
  Payables:
    Investment securities purchased ............................      3,751,264
    Contract surrenders and transfers to other funding options .         43,640
    Investment management and advisory fees ....................          4,313
    Asset Allocation fees ......................................         15,401
    Insurance charges ..........................................         15,401
  Accrued liabilities ..........................................             58
                                                                    -----------

      Total Liabilities ........................................      3,830,077
                                                                    -----------

NET ASSETS:
  (Applicable to 16,608,111 units oustanding at $5.480 per unit)    $91,005,132
                                                                    ===========

                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Dividends .......................................................    $   355,778
  Interest ........................................................         34,989
                                                                       -----------
    Total income ..................................................                   $   390,767

EXPENSES:
  Asset allocation fees ...........................................        450,550
  Investment management and advisory fees .........................        126,153
  Insurance charges ...............................................        450,550
                                                                       -----------

    Total expenses ................................................                     1,027,253
                                                                                      -----------

      Net investment income (loss) ................................                      (636,486)
                                                                                      -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................     16,941,129
    Cost of investment securities sold ............................     13,711,047
                                                                       -----------

      Net realized gain (loss) ....................................                     3,230,082

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at June 30, 2004 .........................     13,596,108
  Unrealized gain (loss) at December 31, 2003 .....................     12,030,545
                                                                       -----------

      Net change in unrealized gain (loss) for the period .........                     1,565,563
                                                                                      -----------

        Net realized gain (loss) and change in unrealized gain (loss)                   4,795,645
                                                                                      -----------

  Net increase (decrease) in net assets resulting from operations .                   $ 4,159,159
                                                                                      ===========

                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED          YEAR ENDED
                                                                                JUNE 30,       DECEMBER 31,
                                                                                  2004              2003
                                                                                  ----              ----
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $   (636,486)    $ (1,271,107)
  Net realized gain (loss) from investments security transactions ........       3,230,082        4,940,213
  Net change in unrealized gain (loss) on investment securities ..........       1,565,563       15,781,995
                                                                              ------------     ------------

    Net increase (decrease) in net assets resulting from operations ......       4,159,159       19,451,101
                                                                              ------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,345,666 and 3,076,181 units, respectively) ..........       7,199,503       13,257,433
  Participant transfers from other funding options
    (applicable to 369,730 and 889,581 units, respectively) ..............       1,969,821        3,743,750
  Asset allocation transfers from other allocation options
    (applicable to 2,927,281 units) ......................................      15,683,487               --
  Administrative charges
    (applicable to 15,890 and 32,164 units, respectively) ................         (86,587)        (151,423)
  Contract surrenders
    (applicable to 588,670 and 1,939,710 units, respectively) ............      (3,142,477)      (8,642,563)
  Participant transfers to other funding options
    (applicable to 246,512 and 950,983 units, respectively) ..............      (1,323,772)      (3,933,115)
  Asset allocation transfers to other allocation options
    (applicable to 9,368,260 units) ......................................              --      (41,037,626)
  Other payments to participants
    (applicable to 5,467 and 16,870 units, respectively) .................         (28,193)         (72,135)
                                                                              ------------     ------------

    Net increase (decrease) in net assets resulting from unit transactions      20,271,782      (36,835,679)
                                                                              ------------     ------------

    Net increase (decrease) in net assets ................................      24,430,941      (17,384,578)

NET ASSETS:
  Beginning of period ....................................................      66,574,191       83,958,769
                                                                              ------------     ------------

  End of period ..........................................................    $ 91,005,132     $ 66,574,191
                                                                              ============     ============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      Tactical Aggressive Stock Account for Variable Annuities (formerly The Timed Aggressive Stock Account for Variable Annuities), ("Account TAS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

      OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at June 30, 2004.

      REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at June 30, 2004.

      FEDERAL INCOME TAXES. The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $31,442,934 and $16,666,671, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $15,737,804 and $15,741,000, respectively, for the six months ended June 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At June 30, 2004, Account TAS held 31 open S&P 400 MidCap Index futures contracts expiring in September, 2004. The underlying face value, or notional value, of these contracts at June 30, 2004 amounted to $9,427,875. In connection with these contracts, short-term investments with a par value of $400,000 had been pledged as margin deposits.

      Net realized gains resulting from futures contracts were $274,458 and 673,866 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2004 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.35% of Account TAS's average net assets. These fees are paid to The Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

      An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TAS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company which provides asset allocation services to participants in Account TAS.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $30,762 and $104,293 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

4.    SUPPLEMENTARY INFORMATION

      (Selected data for a unit outstanding throughout each period.)

                                                                  SIX
                                                                 MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    ------------------------------------------------------
                                                                  2004        2003        2002        2001        2000       1999
                                                                  ----        ----        ----        ----        ----       ----
SELECTED PER UNIT DATA:
  Total investment income ....................................  $  .029     $  .053     $  .050     $  .063     $  .084    $  .052
  Operating expenses .........................................     .076        .126        .125        .134        .135       .110
                                                                -------     -------     -------     -------     -------    -------

  Net investment income (loss) ...............................    (.047)      (.073)      (.075)      (.071)      (.051)     (.058)

  Unit value at beginning of period ..........................    5.191       3.967       4.730       4.986       4.371      3.907
  Net realized and change in unrealized gains (losses) .......     .336       1.297       (.688)      (.185)       .666       .522 +
                                                                -------     -------     -------     -------     -------    -------

  Unit value at end of period ................................  $ 5.480     $ 5.191     $ 3.967     $ 4.730     $ 4.986    $ 4.371
                                                                =======     =======     =======     =======     =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ......................  $   .29     $  1.22     $  (.76)    $  (.26)    $   .61    $   .46
  Ratio of operating expenses to average net assets* .........     2.85%       2.85%       2.85%       2.85%       2.85%      2.85%
  Ratio of net investment income (loss) to average net assets*    (1.77)%     (1.65)%     (1.70)%     (1.53)%     (1.06)%    (1.49)%
  Number of units outstanding at end of period (thousands) ...   16,608      12,822      21,164      19,061      13,923     15,180
  Portfolio turnover rate ....................................       25%         61%        116%         49%        106%        85%

*     Annualized

+     Includes a reimbursement of $56,058 from the investment advisor, TIMCO.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2004

                                                 NO. OF                FAIR
                                                 SHARES                VALUE
                                             -------------        -------------
COMMON STOCK (89.6%)

AEROSPACE (0.7%)
  Precision Castparts Corp.                         11,530        $     630,576
                                                                  -------------

AIRLINES (0.1%)
  JetBlue Airways Corp. (A)                          2,797               82,022
                                                                  -------------

AUTOMOTIVE (2.0%)
  Bandag, Inc.                                       3,436              153,005
  Borg Warner, Inc.                                 15,569              681,455
  Lear Corp.                                         7,975              470,445
  Thor Industries, Inc.                             16,498              552,023
                                                                  -------------
                                                                      1,856,928
                                                                  -------------
BANKING (6.0%)
  Associated Banc-Corp.                             12,789              378,874
  Astoria Financial Corp.                            5,205              190,399
  Bank of Hawaii                                     4,309              194,853
  Banknorth Group, Inc.                             13,863              450,270
  City National Corp.                                2,759              181,266
  Colonial BancGroup                                25,289              459,501
  Commerce Bancorp.                                 10,426              573,534
  Compass Bancshares, Inc.                           7,159              307,801
  First American Corp.                               7,162              185,424
  First Horizon National Corp.                       5,065              230,306
  Hibernia Corp.                                     3,805               92,462
  Independence Community Bank                       12,937              470,842
  Leucadia National Corp.                            5,030              249,991
  Mercantile Bankshares                              6,309              295,387
  National Commerce Financial Corp.                  7,946              258,245
  North Fork Bancorp                                 5,336              203,035
  Regions Financial                                  5,499              200,988
  Sovereign BanCorp., Inc.                          21,861              483,128
                                                                  -------------
                                                                      5,406,306
                                                                  -------------
BEVERAGE (0.5%)
  Constellation Brands Inc. (A)                      1,901               70,584
  PepsiAmericas Inc.                                18,649              396,105
                                                                  -------------
                                                                        466,689
                                                                  -------------
BROKERAGE (1.3%)
  A.G. Edwards Inc.                                  6,419              218,439
  Franklin Resources                                 4,035              202,073
  Jefferies Group                                    4,308              133,203
  Legg Mason, Inc.                                   4,282              389,705
  Raymond James Financial                            7,617              201,470
                                                                  -------------
                                                                      1,144,890
                                                                  -------------

BUILDING MATERIALS (1.1%)
  D.R. Horton, Inc.                                 21,396              607,646
  Martin Marietta Material, Inc.                     4,253              188,535
  NVR Inc. (A)                                         467              226,121
                                                                  -------------
                                                                      1,022,302
                                                                  -------------
CAPITAL GOODS (0.6%)
  Diebold, Inc.                                      4,412              233,262
  Sandisk Corp. (A)                                 14,288              309,764
                                                                  -------------
                                                                        543,026
                                                                  -------------
CHEMICALS (2.5%)
  Airgas, Inc.                                       9,410              224,993
  Albemarle Corp.                                    4,163              131,759
  Cabot Corp.                                        1,731               70,452
  Cabot Microelectronics Corp. (A)                   1,384               42,302
  Church & Dwight Inc.                               3,958              181,197
  Crompton Corp.                                    12,035               75,821
  Cytec Industries Inc.                              4,797              218,024
  FMC Corp. (A)                                      4,516              194,685
  IMC Global                                        10,134              135,796
  Lubrizol Corp.                                     3,981              145,784
  Lyondell Chemical                                 12,458              216,645
  Scotts Co. (A)                                     8,721              557,097
  Valspar Corp.                                      1,789               90,237
                                                                  -------------
                                                                      2,284,792
                                                                  -------------
CONGLOMERATES (0.1%)
  RPM International                                  8,597              130,674
                                                                  -------------

CONSTRUCTION MACHINERY (0.3%)
  AGCO Corp. (A)                                    10,892              221,870
  Granite Construction Co.                           3,318               60,487
                                                                  -------------
                                                                        282,357
                                                                  -------------

CONSUMERS (5.6%)
  Acxiom Corp.                                      20,204              501,766
  Banta Corp.                                       13,050              579,551
  Blyth Inc.                                        10,715              369,560
  CarMax Inc. (A)                                   11,861              259,400
  Coach Inc. (A)                                    17,493              790,509
  Corinthian Colleges, Inc. (A)                      4,831              119,398
  DeVry Inc. (A)                                     6,967              191,035
  Harman International                               5,178              471,198
  HON Industries, Inc.                              10,622              449,629
  Mohawk Industries Inc. (A)                         8,616              631,811
  O'Reilly Automotive Inc. (A)                       3,705              167,447
  Ruby Tuesday, Inc.                                19,998              548,945
                                                                  -------------
                                                                      5,080,249
                                                                  -------------
CONTAINERS (0.2%)
  Longview Fibre Co. (A)                            11,729              172,768
                                                                  -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                 NO. OF                FAIR
                                                 SHARES                VALUE
                                             -------------        -------------
ELECTRIC UTILITIES (4.1%)
  ALLETE Inc.                                       10,188        $     339,260
  Alliant Energy                                    15,634              407,735
  Black Hills Corp.                                  9,848              310,212
  Energy East                                       14,056              340,858
  Great Plains Energy, Inc.                          4,648              138,046
  MDU Resources Group                               18,849              452,941
  NSTAR                                              1,800               86,184
  OGE Energy                                         6,199              157,889
  Puget Energy, Inc.                                15,462              338,772
  Quanta Services (A)                               17,859              111,083
  SCANA Corp.                                        6,338              230,513
  Semtech Corp. (A)                                  6,245              146,976
  Wisconsin Energy Corp.                            16,345              533,010
  WPS Resources Corp.                                2,938              136,176
                                                                  -------------
                                                                      3,729,655
                                                                  -------------
ENERGY (0.7%)
  Helmerich & Payne Inc.                             4,068              106,256
  PeaBody Energy Corp.                               4,379              245,180
  Pioneer Natural Resources                          7,871              276,115
                                                                  -------------
                                                                        627,551
                                                                  -------------
ENVIRONMENTAL (0.1%)
  Micrel Inc. (A)                                    9,861              119,367
                                                                  -------------

FINANCE (3.8%)
  Affiliated Managers Group (A)                      1,687               84,974
  Alliance Data Systems Corp.  (A)                   4,328              182,858
  American Financial Group                           9,805              299,739
  Brown & Brown Inc.                                 6,748              290,839
  E*Trade Financial (A)                              9,772              108,958
  Greater Bay Bancorp.                               3,529              101,776
  GreenPoint Financial Co.                          13,955              554,014
  IndyMac Bancorp                                   12,405              391,998
  Investors Financial Services                       7,597              331,077
  New York Community Bancorp                        14,133              277,431
  StanCorp Financial Group                           7,622              510,674
  Webster Financial                                  7,248              340,801
                                                                  -------------
                                                                      3,475,139
                                                                  -------------
FOOD (3.4%)
  Brinker International, Inc. (A)                   20,631              703,930
  Cracker Barrel Old Country Store                   8,987              277,204
  Dean Foods Co. (A)                                 9,161              341,797
  Hormel Foods                                      12,992              404,051
  Smithfield Foods, Inc. (A)                         8,599              252,811
  Smucker (J.M.)                                     9,093              417,460
  Tyson Foods, Inc.                                 33,392              699,562
                                                                  -------------
                                                                      3,096,815
                                                                  -------------

GAMING (0.8%)
  Caesars Entertainment (A)                         23,910              358,650
  Mandalay Resort Group                           5,307.00              364,272
                                                                  -------------
                                                                        722,922
                                                                  -------------

HEALTHCARE (4.9%)
  Aetna Inc.                                         1,369              116,365
  Beckman Coulter                                   10,204              622,444
  Coventry Health Care Inc. (A)                      5,650              276,285
  Cytyc Corp. (A)                                   26,342              668,165
  Edwards Lifesciences (A)                           8,224              286,606
  Health Network, Inc. (A)                          11,028              292,242
  Henry Schein, Inc. (A)                             1,707              107,660
  LifePoint Inc. (A)                                13,159              489,449
  PacifiCare Health Systems (A)                     13,258              512,554
  Patterson Dental (A)                               5,210              397,028
  Triad Hospitals, Inc. (A)                          4,731              176,135
  Varian Medical Systems (A)                         5,495              436,028
  WebMD Corp. (A)                                    9,920               92,405
                                                                  -------------
                                                                      4,473,366
                                                                  -------------
HOME CONSTRUCTION (1.4%)
  Hovnanian Enterprises (A)                          4,809              166,920
  Lennar Corp. CL A                                 12,627              564,679
  Pulte Homes                                        2,804              145,892
  The Ryland Group, Inc.                             1,323              103,459
  Toll Brothers (A)                                  5,953              251,931
                                                                  -------------
                                                                      1,232,881
                                                                  -------------
INDEPENDENT ENERGY (2.2%)
  Devon Energy Corp.                                 5,582              368,412
  Forest Oil Corp. (A)                               8,351              228,149
  Kerr-McGee Corp.                                   3,440              184,966
  Newfield Exploration (A)                           4,466              248,935
  Noble Energy Inc.                                  4,434              226,134
  Pogo Producing Co.                                 4,860              240,084
  XTO Energy                                        16,937              504,553
                                                                  -------------
                                                                      2,001,233
                                                                  -------------
INDUSTRIAL (3.4%)
  Arch Coal                                          4,024              147,238
  Career Education (A)                               5,753              261,330
  Ceridian Corp. (A)                                13,396              301,410
  Flowserve Corp. (A)                                4,479              111,706
  FMC Technologies, Inc. (A)                         4,970              143,136
  Grant Prideco, Inc. (A)                            8,236              152,037
  Hillenbrand Industries Inc.                        4,288              259,210
  Jacobs Engineering Group, Inc. (A)                 7,189              283,103
  Kennametal, Inc.                                   9,882              452,596
  National Oilwell, Inc. (A)                         5,702              179,556
  Pentair, Inc.                                     23,298              783,745
                                                                  -------------
                                                                      3,075,067
                                                                  -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                 NO. OF                FAIR
                                                 SHARES                VALUE
                                             -------------        -------------
INSURANCE (4.8%)
  Ambac Financial Group                              3,345        $     245,657
  AmerUS Group                                       3,666              151,772
  Brown & Brown Inc.                                 6,748              290,839
  Berkley (W.R.)                                     6,750              289,913
  ChoicePoint Inc. (A)                               6,518              297,612
  Everest Reinsurance Group                          5,908              474,767
  Fidelity National Financial, Inc.                 20,661              771,482
  HCC Insurance Holdings, Inc.                       5,170              172,730
  Horace Mann Educators                             12,284              214,724
  Oxford Health Plans, Inc.                          4,630              254,835
  PMI Group                                          5,848              254,505
  Protective Life Corp.                             11,439              442,346
  Reinsurance Group of America                       2,808              114,145
  Unitrin Inc.                                       8,408              358,181
                                                                  -------------
                                                                      4,333,508
                                                                  -------------
MEDIA CABLE (0.2%)
  Media General                                      3,261              209,421
                                                                  -------------

MEDIA NON-CABLE (1.9%)
  Belo (A.H.) Corp.                                 11,214              301,096
  Dun & Bradstreet Corp.                             4,714              254,132
  Emmis Communications (A)                          10,803              226,593
  Entercom Communications (A)                        4,516              168,447
  Harte-Hanks, Inc.                                 10,354              252,741
  Washington Post Co.                                  561              521,736
                                                                  -------------
                                                                      1,724,745
                                                                  -------------
METALS (0.1%)
  Freeport-McMoRan Copper & Gold                     3,826              126,832
                                                                  -------------

NATURAL GAS DISTRIBUTORS (1.5%)
  AGL Resources, Inc.                               16,070              466,834
  Cross Timbers Royalty Trust                           99                2,738
  National Fuel Gas Co.                             17,535              438,375
  Questar Corp.                                     10,629              410,705
                                                                  -------------
                                                                      1,318,652
                                                                  -------------
OIL FIELD (2.2%)
  Cooper Cameron Corp. (A)                           3,620              176,294
  ENSCO International, Inc.                         11,913              346,668
  Smith International, Inc. (A)                     11,398              635,552
  Tidewater, Inc.                                    4,977              148,315
  Varco International, Inc. (A)                      8,190              179,279
  Weatherford International, Inc. (A)               10,363              466,128
                                                                  -------------
                                                                      1,952,236
                                                                  -------------

PAPER (0.9%)
  Bowater Inc.                                       4,741              197,178
  Glatfelter Co.                                     5,843               82,269
  Potlatch Corp.                                     2,244               93,440
  Rayonier, Inc.                                     3,663              162,820
  Reynolds & Reynolds Co.                            3,710               85,812
  Wausau-Mosinee Paper                               9,189              158,970
                                                                  -------------
                                                                        780,489
                                                                  -------------
PHARMACEUTICALS (2.8%)
  Charles River Labs, Inc. (A)                       7,184              351,082
  Eon Labs (A)                                       2,305               94,321
  Gilead Science, Inc. (A)                           3,411              228,315
  IVAX Corp.                                        17,072              409,557
  Millennium Pharmaceuticals (A)                    24,905              342,444
  Protein Design Laboratories, Inc. (A)              7,180              136,959
  Sepracor Inc. (A)                                  9,993              528,330
  Valeant Pharmaceuticals                           19,863              397,260
  Vertex Pharmaceuticals (A)                         5,808               62,291
                                                                  -------------
                                                                      2,550,559
                                                                  -------------
REAL ESTATE (1.1%)
  AMB Properties Corp.                               6,691              231,709
  Hospitality Properties Trust                       1,748               73,940
  Liberty Property Trust                             7,134              286,858
  New Plan Excel Realty Trust                        9,684              226,218
  United Dominion Realty Trust                       8,654              171,176
                                                                  -------------
                                                                        989,901
                                                                  -------------
REFINING (0.9%)
  Murphy Oil Corp.                                   7,055              519,954
  Valero Energy Corp.                                4,226              311,710
                                                                  -------------
                                                                        831,664
                                                                  -------------
RETAILERS (4.8%)
  Abercrombie & Fitch Co.                            6,046              234,283
  American Eagle Outfitters, Inc.  (A)               7,516              217,250
  AnnTaylor Stores Corp. (A)                         5,849              169,504
  CDW Corp.                                          5,288              336,449
  Chico's FAS (A)                                   10,426              470,838
  Clarie's Stores, Inc.                             31,187              676,758
  Dollar Tree Stores (A)                             6,642              181,891
  Michaels Stores, Inc.                              9,892              544,060
  Neiman-Marcus Group                                6,174              343,583
  PETsMART Inc.                                      7,015              226,690
  Ross Stores, Inc.                                  8,611              230,387
  Timberland Co. (A)                                 2,130              137,577
  Williams Sonoma, Inc. (A)                         18,461              608,475
                                                                  -------------
                                                                      4,377,745
                                                                  -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                 NO. OF                FAIR
                                                 SHARES                VALUE
                                             -------------        -------------
SERVICES (4.4%)
  Cadence Design Systems (A)                        14,972        $     219,040
  DENTSPLY International, Inc.                       2,823              147,008
  Education Management Co. (A)                      13,348              436,813
  Energizer Holdings (A)                             8,236              370,620
  First Health Group (A)                            12,767              198,655
  H & R Block, Inc.                                  5,079              242,167
  Korn/Ferry International (A)                      16,412              317,900
  Laureate Education, Inc. (A)                       8,001              304,438
  Lincare Holdings, Inc.  (A)                       21,940              719,632
  Manpower, Inc.                                    10,534              534,811
  Sensient Technologies Corp.                        9,579              205,757
  STERIS Corp. (A)                                  10,944              246,897
  West Corp. (A)                                     3,278               85,884
                                                                  -------------
                                                                      4,029,622
                                                                  -------------
SUPERMARKET (0.8%)
  Ruddick Corp.                                     17,451              391,775
  Whole Foods Market Inc.                            3,405              324,531
                                                                  -------------
                                                                        716,306
                                                                  -------------
TECHNOLOGY (11.6%)
  Ametek, Inc.                                      18,162              561,206
  Amphenol Corp. (A)                                 1,881               62,675
  Arrow Electronics Inc. (A)                        13,858              371,672
  Atmel Corp. (A)                                  115,661              684,135
  Avnet Inc.                                         9,591              217,716
  Brocade Communication Systems (A)                 10,704               63,742
  CheckFree Corp. (A)                                9,845              294,661
  Credence Systems Corp. (A)                        11,348              156,148
  Cree Inc. (A)                                      5,900              136,969
  DST Systems (A)                                    3,067              147,492
  GTECH Holdings Corp.                               4,197              194,363
  Imation Corp.                                      7,091              302,148
  Integrated Circuit System (A)                      5,584              151,634
  Integrated Device Technology (A)                  15,138              208,829
  International Rectifier Corp. (A)                 11,978              496,129
  Jabil Circuit (A)                                  5,526              139,145
  Jack Henry & Associates, Inc.                      7,746              155,656
  Keane Inc. (A)                                    13,045              178,586
  L-3 Communications Holdings Inc.                   9,592              640,746
  Lam Research Corp. (A)                            13,408              358,999
  Macromedia Inc. (A)                                4,393              107,189
  Macrovision Corp. (A)                             15,422              385,550
  Microchip Technology                              11,550              363,305
  MPS Group Inc. (A)                                19,940              241,673
  National Instruments Corp.                         9,034              277,163
  Plantronics Inc. (A)                               4,021              169,284
  Quantum Corp. (A)                                 44,507              137,972
  RealNetworks Inc. (A)                             27,435              188,204
  RF Micro Devices (A)                              16,607              124,303
  Silicon Laboratories (A)                          13,861              640,448
  Storage Technology Corp. (A)                      14,703              426,387
  Sybase, Inc. (A)                                  17,419              313,542
  Synopsys, Inc. (A)                                 9,154              259,928
  Teradyne Inc. (A)                                  5,464              124,033
  3Com Corp. (A)                                    26,736              166,164
  Transaction Systems Architects, Inc. (A)          18,611              400,788
  TriQuint Semiconductor (A)                        16,521               90,452
  Vishay Intertechnology (A)                         5,919              109,975
  Zebra Technologies (A)                             5,271              458,261
                                                                  -------------
                                                                     10,507,272
                                                                  -------------
TELECOMMUNICATIONS (1.6%)
  Adtran Inc.                                        5,365              179,003
  Cincinnati Bell, Inc.                             23,919              106,200
  Harris Corp.                                      11,870              602,403
  Juniper Networks (A)                               6,170              151,566
  Telephone & Data Systems, Inc.                     5,396              384,195
                                                                  -------------
                                                                      1,423,367
                                                                  -------------
TOBACCO (0.3%)
  Universal Corp.                                    5,319              270,950
                                                                  -------------

TRANSPORTATION SERVICES (3.3%)
  Brink's Co.                                       15,422              528,204
  C.H. Robinson Worldwide Inc.                       6,681              305,556
  CNF Inc.                                          10,040              417,262
  Expeditors International, Washington               5,375              264,611
  GATX Corp.                                        15,211              413,739
  J.B. Hunt Transportation                          15,345              592,164
  Overseas Shipholding Group                         9,511              419,720
                                                                  -------------
                                                                      2,941,256
                                                                  -------------
UTILITIES (0.6%)
  Republic Services                                  3,289               95,184
  WGL Holdings                                       9,144              262,616
  Westar Energy, Inc.                               11,252              224,027
                                                                  -------------
                                                                        581,827
                                                                  -------------

TOTAL COMMON STOCKS
  (COST $67,436,610)                                                 81,033,088
                                                                  -------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                               PRINCIPAL               FAIR
                                                 AMOUNT                VALUE
                                             -------------        -------------
SHORT-TERM INVESTMENTS (10.4%)
COMMERCIAL PAPER (9.9%)

  Alpine Securitization Corp.,               $   1,100,000        $   1,099,709
    due July 7, 2004
  Barton Capital Corp.                           2,844,000            2,843,781
    due July 2, 2004
  Clippers Receivables Corp.,                    3,771,000            3,771,000
    due July 1, 2004
  Rio-Tinto plc ADS,                             1,259,000            1,258,668
    due July 7, 2004                                              -------------
                                                                      8,973,158
                                                                  -------------

U.S. TREASURY (0.5%)
  United States of America Treasury                400,000              399,540
    1.00% due August 5, 2004 (B)                                  -------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $9,373,068)                                       9,372,698
                                                                  -------------

                                               NOTIONAL
                                                VALUE
                                             -------------
FUTURES CONTRACTS (0.0%)
  S&P 400 Mid Cap Index,
  Exp. September, 2004 (C)                   $   9,427,875                   --
                                                                  -------------

TOTAL INVESTMENTS (100%)
  (COST $76,809,678) (D)                                          $  90,405,786
                                                                  =============

NOTES

(A)   Non-income Producing Security.

(B) Par value of $400,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2004, net unrealized appreciation for all securities was $13,596,108. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $14,561,220 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $965,112.

                        See Notes to Financial Statements

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB and TAS are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

                              BOARD OF MANAGERS(1)

                              R. Jay Gerken, CFA(2)
                                    CHAIRMAN

                            Frances M. Hawk, CFA, CFP

                                  Lewis Mandell

                              Robert E. McGill, III

                                    OFFICERS

                               R. Jay Gerken, CFA
                      CHIEF EXECUTIVE OFFICER AND PRESIDENT

                                Kathleen A. McGah
                             SECRETARY TO THE BOARD

                                Ernest J. Wright
                        ASSISTANT SECRETARY TO THE BOARD

                                 David A. Golino
                          PRINCIPAL ACCOUNTING OFFICER

                                William D. Wilcox
                 CHIEF ANTI-MONEY LAUNDERING COMPLIANCE OFFICER
                           CHIEF COMPLIANCE OFFICER(3)

--------------------------------------------------------------------------------

(1) Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

(2) Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

(3)   As of July 23, 2004.

Each Manager and Officer serves until his or her respective successor has been duly elected and qualified.

--------------------------------------------------------------------------------

The Statement of Additional Information for Universal Annuity contains additional information about the Trustees and Officers, and is available without charge, upon request, by calling 1-800-842-9406.

                               INVESTMENT ADVISER

                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

                                    CUSTODIAN

                               JPMORGAN CHASE BANK
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of units of Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities, or Tactical Aggressive Stock Account for Variable Annuities.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost.

A description of the policies and procedures that the Account uses to determine how to vote proxies relating to portfolio securities is currently available, and, beginning August 31, 2004, information on how the Account voted proxies relating to portfolio securities will be available. You may obtain these materials upon request and without charge by calling the Account (toll-free) at 1-800-842-9406 and by visiting the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

VG-182 (Semi-Annual) (6-04) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

      (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS.

      (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

      (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account for Variable Annuities


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date 8/26/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date 8/26/04


By: /s/ David A. Golino
    David A. Golino
    Principal Accounting Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date 8/26/04